UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Disciplined Value Fund

Quarterly portfolio holdings 6/30/16

Fund's investmentsDisciplined Value Fund

As of 6-30-16 (unaudited)
	Shares	Value
Common stocks 97.1%		$12,997,133,256
(Cost $12,083,591,218)
Consumer discretionary 9.0%		1,206,560,278
Auto components 0.3%
Lear Corp.	424,608	43,208,110
Hotels, restaurants and leisure 0.4%
Six Flags Entertainment Corp.	873,608	50,625,584
Household durables 1.8%
DR Horton, Inc.	2,714,756	85,460,519
PulteGroup, Inc.	7,807,163	152,161,607
Media 5.6%
CBS Corp., Class B	3,623,257	197,250,111
Comcast Corp., Class A	2,033,066	132,535,573
Liberty Global PLC LiLAC, Series C (I)(L)	2,212,542	71,885,481
Liberty Global PLC, Series C (I)	3,909,659	112,011,730
Omnicom Group, Inc.	982,893	80,095,951
Time Warner, Inc.	2,196,317	161,517,152
Multiline retail 0.5%
Target Corp.	1,007,305	70,330,035
Specialty retail 0.4%
Best Buy Company, Inc.	1,616,942	49,478,425
Consumer staples 2.3%		310,951,292
Food and staples retailing 1.4%
CVS Health Corp.	951,695	91,115,279
Walgreens Boots Alliance, Inc.	1,234,229	102,774,249
Food products 0.9%
Tyson Foods, Inc., Class A	1,752,684	117,061,764
Energy 10.9%		1,453,766,938
Oil, gas and consumable fuels 10.9%
Canadian Natural Resources, Ltd.	4,669,846	143,971,352
Diamondback Energy, Inc. (I)	1,521,450	138,771,455
EOG Resources, Inc.	2,873,884	239,739,403
EQT Corp.	1,279,196	99,048,146
Marathon Petroleum Corp.	2,778,529	105,472,961
Newfield Exploration Co. (I)	818,364	36,155,322
Occidental Petroleum Corp.	4,109,957	310,548,351
Phillips 66	3,388,915	268,876,516
PrairieSky Royalty, Ltd.	11,643	220,973
QEP Resources, Inc.	3,558,896	62,743,336
Valero Energy Corp.	945,473	48,219,123
Financials 22.6%		3,025,918,834
Banks 8.7%
Bank of America Corp.	21,795,956	289,232,336
Citigroup, Inc.	5,917,550	250,844,945
Fifth Third Bancorp	4,155,237	73,090,619
JPMorgan Chase & Co.	8,830,587	548,732,676
Consumer finance 3.8%
Ally Financial, Inc. (I)	5,215,310	89,025,342
Capital One Financial Corp.	1,308,327	83,091,848

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Fund

	Shares	Value
Financials (continued)
Consumer finance (continued)
Discover Financial Services	5,101,307	$273,379,042
Navient Corp.	5,266,677	62,936,790
Diversified financial services 4.9%
Berkshire Hathaway, Inc., Class B (I)	4,571,902	661,965,691
Insurance 4.8%
Aon PLC	1,020,746	111,496,086
Chubb, Ltd.	1,797,165	234,907,437
MetLife, Inc.	2,043,517	81,393,282
The Allstate Corp.	2,127,150	148,794,143
The Travelers Companies, Inc.	587,163	69,895,884
Real estate investment trusts 0.4%
American Homes 4 Rent, Class A	2,301,402	47,132,713
Health care 17.7%		2,366,339,271
Biotechnology 1.4%
Gilead Sciences, Inc.	2,174,566	181,402,296
Health care equipment and supplies 1.3%
St. Jude Medical, Inc.	1,152,841	89,921,598
Zimmer Biomet Holdings, Inc.	664,574	80,001,418
Health care providers and services 6.8%
Anthem, Inc.	420,193	55,188,149
Cigna Corp.	1,149,987	147,186,836
Express Scripts Holding Company (I)	2,363,285	179,137,003
Laboratory Corp. of America Holdings (I)	536,393	69,875,916
McKesson Corp.	1,560,803	291,323,880
UnitedHealth Group, Inc.	1,221,651	172,497,121
Pharmaceuticals 8.2%
Johnson & Johnson	5,312,921	644,457,317
Merck & Company, Inc.	5,935,038	341,917,539
Sanofi, ADR	2,710,399	113,430,198
Industrials 10.1%		1,352,354,228
Aerospace and defense 7.5%
General Dynamics Corp.	1,664,751	231,799,929
Honeywell International, Inc.	1,191,825	138,633,084
Lockheed Martin Corp.	587,291	145,748,007
Raytheon Company	2,044,420	277,938,899
Textron, Inc.	2,290,526	83,741,631
United Technologies Corp.	1,282,700	131,540,885
Air freight and logistics 0.7%
United Parcel Service, Inc., Class B	892,834	96,176,078
Airlines 1.3%
Delta Air Lines, Inc. (L)	3,349,910	122,037,221
United Continental Holdings, Inc. (I)	1,235,270	50,695,481
Construction and engineering 0.6%
Jacobs Engineering Group, Inc. (I)	1,486,509	74,043,013
Information technology 13.1%		1,752,846,430
Communications equipment 1.4%
Brocade Communications Systems, Inc.	4,259,192	39,099,383
Harris Corp.	1,751,804	146,170,526

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value Fund

			Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 2.2%
	Flextronics International, Ltd. (I)		12,634,844	$149,091,157
	TE Connectivity, Ltd.		2,466,354	140,853,477
Internet software and services 2.4%
	Alphabet, Inc., Class A (I)		265,315	186,657,062
	eBay, Inc. (I)		5,790,701	135,560,310
IT services 1.3%
	Computer Sciences Corp.		3,498,356	173,693,375
Semiconductors and semiconductor equipment 1.2%
	Texas Instruments, Inc.		2,657,222	166,474,958
Software 2.6%
	Microsoft Corp.		2,718,874	139,124,783
	Oracle Corp.		5,132,529	210,074,412
Technology hardware, storage and peripherals 2.0%
	Apple, Inc.		1,339,964	128,100,558
	Hewlett Packard Enterprise Company		7,550,434	137,946,429
Materials 7.9%				1,052,005,434
Chemicals 4.2%
	Huntsman Corp.		3,434,553	46,194,738
	LyondellBasell Industries NV, Class A		1,403,814	104,471,838
	Methanex Corp. (L)		2,220,267	64,609,770
	PPG Industries, Inc.		1,205,217	125,523,351
	The Dow Chemical Company		4,460,453	221,729,119
Construction materials 0.7%
	CRH PLC, ADR		3,252,415	96,206,436
Containers and packaging 1.6%
	Crown Holdings, Inc. (I)		1,264,269	64,060,510
	Sealed Air Corp.		1,612,742	74,137,750
	WestRock Company		1,794,468	69,750,971
Metals and mining 1.4%
	Barrick Gold Corp.		5,603,551	119,635,814
	Steel Dynamics, Inc.		2,681,026	65,685,137
Telecommunication services 2.3%				307,724,524
Diversified telecommunication services 2.3%
	Verizon Communications, Inc.		5,510,826	307,724,524
Utilities 1.2%				168,666,027
Independent power and renewable electricity producers 1.2%
	AES Corp.		13,514,906	168,666,027
	Yield (%)		Shares	Value
Securities lending collateral 0.2%				$23,210,938
(Cost $23,211,634)
John Hancock Collateral Trust (W)	0.5557(Y	)	2,319,470	23,210,938
Short-term investments 4.9%				$650,825,426
(Cost $650,825,426)
Money market funds 4.9%				650,825,426
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2499(Y	)	650,825,426	650,825,426

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Fund

Yield (%)	Shares	Value
Money market funds (continued)
Total investments (Cost $12,757,628,278)† 102.2%		$13,671,169,620
Other assets and liabilities, net (2.2%)		($288,727,006)
Total net assets 100.0%		$13,382,442,614

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-16. The value of securities on loan amounted to $22,716,942.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-16.
†	At 6-30-16, the aggregate cost of investment securities for federal income tax purposes was $12,838,080,258. Net unrealized appreciation aggregated to $833,089,362, of which $1,226,619,209 related to appreciated investment securities and $393,529,847 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	340Q1	06/16
This report is for the information of the shareholders of John Hancock Disciplined Value Fund.		8/16

John Hancock

Core High Yield Fund

Quarterly portfolio holdings 6/30/16

Fund's investmentsCore High Yield Fund

As of 6-30-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 90.4%						$424,421,685
(Cost $452,092,350)
Consumer discretionary 17.1%						80,355,505
Auto components 1.0%
The Goodyear Tire & Rubber Company	5.000		05-31-26		1,950,000	1,986,563
ZF North America Capital, Inc. (S)	4.750		04-29-25		2,800,000	2,836,736
Automobiles 0.7%
General Motors Company	4.000		04-01-25		2,250,000	2,268,918
General Motors Financial Company, Inc.	3.450		04-10-22		1,100,000	1,099,360
Hotels, restaurants and leisure 4.2%
Eldorado Resorts, Inc.	7.000		08-01-23		3,000,000	3,112,500
ESH Hospitality, Inc. (S)	5.250		05-01-25		2,250,000	2,190,938
GLP Capital LP	5.375		04-15-26		1,200,000	1,242,000
International Game Technology PLC (S)	6.500		02-15-25		3,500,000	3,526,250
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.000		06-01-24		865,000	886,625
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.250		06-01-26		1,050,000	1,076,250
Mohegan Tribal Gaming Authority	9.750		09-01-21		3,700,000	3,940,500
Scientific Games International, Inc. (S)	7.000		01-01-22		3,500,000	3,517,500
Household durables 1.8%
Modular Space Corp. (S)	10.250		01-31-19		11,875,000	5,700,000
Tempur Sealy International, Inc. (S)	5.500		06-15-26		2,775,000	2,726,438
Media 8.5%
Altice Financing SA (S)	6.625		02-15-23		5,100,000	5,007,537
Altice Finco SA (S)	8.125		01-15-24		2,700,000	2,612,250
Altice Luxembourg SA (S)	7.625		02-15-25		1,000,000	976,250
AMC Networks, Inc.	5.000		04-01-24		2,500,000	2,474,688
Cengage Learning, Inc. (S)	9.500		06-15-24		1,720,000	1,750,100
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22		2,000,000	2,000,000
DISH DBS Corp. (S)	7.750		07-01-26		1,000,000	1,032,500
EMI Music Publishing Group North America Holdings, Inc. (S)	7.625		06-15-24		875,000	899,063
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24		1,772,000	1,834,020
MDC Partners, Inc. (S)	6.500		05-01-24		4,000,000	3,970,000
Outfront Media Capital LLC	5.875		03-15-25		2,200,000	2,266,000
Quebecor Media, Inc. (S)	6.625		01-15-23	CAD	3,000,000	2,391,733
Radio One, Inc. (S)	7.375		04-15-22		2,369,000	2,262,395
Radio One, Inc. (S)	9.250		02-15-20		1,235,000	1,092,975
Sirius XM Radio, Inc. (S)	5.375		04-15-25		2,250,000	2,240,156
Sirius XM Radio, Inc. (S)	5.375		07-15-26		1,460,000	1,438,100
Sirius XM Radio, Inc. (S)	6.000		07-15-24		3,000,000	3,101,250
Time, Inc. (S)	5.750		04-15-22		2,500,000	2,350,000
Specialty retail 0.8%
GameStop Corp. (S)	6.750		03-15-21		1,500,000	1,481,250
Group 1 Automotive, Inc.	5.000		06-01-22		2,500,000	2,462,500
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (S)	4.875		05-15-26		600,000	602,160
Consumer staples 4.9%						23,154,820
Food and staples retailing 3.6%
Simmons Foods, Inc. (S)	7.875		10-01-21		1,500,000	1,365,000
SUPERVALU, Inc.	6.750		06-01-21		2,000,000	1,679,960
SUPERVALU, Inc.	7.750		11-15-22		4,500,000	3,756,600
Tops Holding LLC (S)	8.000		06-15-22		5,245,000	4,615,600

2SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
Whole Foods Market, Inc. (S)	5.200		12-03-25	5,000,000	$5,393,435
Food products 0.3%
Southern States Cooperative, Inc. (S)	10.000		08-15-21	1,845,000	1,392,975
Tobacco 1.0%
Alliance One International, Inc.	9.875		07-15-21	3,400,000	2,868,750
Vector Group, Ltd.	7.750		02-15-21	2,000,000	2,082,500
Energy 10.4%					48,650,584
Energy equipment and services 2.5%
AmeriGas Partners LP	5.625		05-20-24	1,750,000	1,763,125
CSI Compressco LP	7.250		08-15-22	2,865,000	2,349,300
Sabine Pass Liquefaction LLC (S)	5.875		06-30-26	1,225,000	1,223,469
Seventy Seven Energy, Inc. (H)	6.500		07-15-22	3,130,000	195,625
Summit Midstream Holdings LLC	5.500		08-15-22	5,000,000	4,300,000
Weatherford International, Ltd.	8.250		06-15-23	1,800,000	1,710,000
Oil, gas and consumable fuels 7.9%
Calumet Specialty Products Partners LP	6.500		04-15-21	1,800,000	1,287,000
Cheniere Corpus Christi Holdings LLC (S)	7.000		06-30-24	1,625,000	1,668,680
Citgo Holding, Inc. (S)	10.750		02-15-20	1,500,000	1,507,500
Energy XXI Gulf Coast, Inc. (H)(S)	11.000		03-15-20	3,000,000	1,200,000
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	6,000,000	5,790,000
Halcon Resources Corp. (S)	8.625		02-01-20	2,000,000	1,886,240
Halcon Resources Corp. (S)	12.000		02-15-22	2,301,000	2,105,415
Halcon Resources Corp. (H)(S)	13.000		02-15-22	1,822,000	965,660
Newfield Exploration Company	5.375		01-01-26	1,300,000	1,264,250
PBF Holding Company LLC (S)	7.000		11-15-23	3,000,000	2,898,750
Plains All American Pipeline LP	4.650		10-15-25	1,500,000	1,515,176
SandRidge Energy, Inc. (H)(S)	8.750		06-01-20	4,000,000	1,640,000
SM Energy Company	5.625		06-01-25	1,000,000	860,000
Teekay Offshore Partners LP	6.000		07-30-19	5,540,000	4,473,550
Tesoro Logistics LP	6.375		05-01-24	635,000	665,163
Whiting Petroleum Corp.	6.250		04-01-23	2,000,000	1,789,994
Williams Partners LP	4.875		03-15-24	4,750,000	4,557,687
WPX Energy, Inc.	5.250		09-15-24	1,175,000	1,034,000
Financials 12.5%					58,772,251
Banks 3.7%
Citigroup, Inc. (5.800% to 11-15-19, then 3 month LIBOR + 4.093%) (Q)	5.800		11-15-19	5,000,000	4,831,250
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (Q)(S)	8.125		12-23-25	1,190,000	1,181,865
HSBC Holdings PLC (5.625% to 1-17-20, then 5 Year ISDAFIX + 3.626%) (Q)	5.625		01-17-20	1,630,000	1,570,505
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	2,635,000	2,409,378
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20	3,000,000	2,988,750
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	4,400,000	4,526,500
Capital markets 1.5%
GFI Group, Inc.	8.375		07-19-18	2,000,000	2,160,000
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	5,000,000	4,953,000
Consumer finance 2.0%
Credit Acceptance Corp.	6.125		02-15-21	3,271,000	3,115,628
Enova International, Inc.	9.750		06-01-21	3,000,000	2,362,500
Springleaf Finance Corp.	8.250		12-15-20	3,600,000	3,609,000

SEE NOTES TO FUND'S INVESTMENTS3

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 1.3%
Jefferies Finance LLC (S)	7.500		04-15-21	4,000,000	$3,590,000
NewStar Financial, Inc.	7.250		05-01-20	2,750,000	2,557,500
Real estate management and development 1.1%
Mattamy Group Corp. (S)	6.500		11-15-20	5,500,000	5,280,000
Thrifts and mortgage finance 2.9%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21	2,225,000	1,991,375
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	2,000,000	2,025,000
Nationstar Mortgage LLC	6.500		06-01-22	7,000,000	5,810,000
Quicken Loans, Inc. (S)	5.750		05-01-25	2,000,000	1,930,000
Stearns Holdings LLC (S)	9.375		08-15-20	2,000,000	1,880,000
Health care 7.2%					33,846,602
Health care providers and services 6.3%
Community Health Systems, Inc.	6.875		02-01-22	6,500,000	5,687,500
DaVita HealthCare Partners, Inc.	5.125		07-15-24	2,000,000	2,022,200
HCA, Inc.	5.375		02-01-25	7,000,000	7,175,000
HealthSouth Corp.	5.750		11-01-24	2,600,000	2,610,400
LifePoint Health, Inc.	5.875		12-01-23	3,000,000	3,120,000
MEDNAX, Inc. (S)	5.250		12-01-23	2,000,000	2,025,000
Quorum Health Corp. (S)	11.625		04-15-23	1,500,000	1,515,000
Select Medical Corp.	6.375		06-01-21	5,750,000	5,520,000
Pharmaceuticals 0.9%
Mallinckrodt International Finance SA (S)	5.500		04-15-25	1,475,000	1,315,877
Mallinckrodt International Finance SA (S)	5.750		08-01-22	3,000,000	2,855,625
Industrials 8.5%					39,813,477
Aerospace and defense 3.0%
AerCap Ireland Capital, Ltd.	4.500		05-15-21	5,000,000	5,116,250
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	3,000,000	3,138,750
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	3,000,000	3,168,750
LMI Aerospace, Inc.	7.375		07-15-19	2,000,000	2,015,000
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	1,100,000	671,000
Air freight and logistics 0.7%
XPO Logistics, Inc. (S)	6.500		06-15-22	3,345,000	3,190,294
Building products 0.5%
Builders FirstSource, Inc. (S)	10.750		08-15-23	2,000,000	2,175,000
Commercial services and supplies 1.0%
The ADT Corp.	4.125		06-15-23	5,000,000	4,681,250
Construction and engineering 1.1%
AECOM	5.750		10-15-22	5,000,000	5,100,000
Trading companies and distributors 2.2%
Ahern Rentals, Inc. (S)	7.375		05-15-23	5,500,000	3,795,000
Aircastle, Ltd.	5.000		04-01-23	2,215,000	2,250,883
Aircastle, Ltd.	5.125		03-15-21	1,970,000	2,048,800
United Rentals North America, Inc.	5.500		07-15-25	2,500,000	2,462,500
Information technology 5.3%					24,806,287
Internet software and services 1.5%
InterActiveCorp	4.875		11-30-18	2,000,000	2,042,500
Match Group, Inc. (S)	6.375		06-01-24	1,080,000	1,125,900
Rackspace Hosting, Inc. (S)	6.500		01-15-24	4,000,000	3,960,000

4SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 1.6%
Micron Technology, Inc. (S)	5.250		08-01-23	4,750,000	$4,049,375
Micron Technology, Inc. (S)	5.625		01-15-26	2,800,000	2,331,000
Micron Technology, Inc. (S)	7.500		09-15-23	1,140,000	1,218,774
Software 1.7%
Activision Blizzard, Inc. (S)	5.625		09-15-21	2,000,000	2,095,000
Activision Blizzard, Inc. (S)	6.125		09-15-23	1,000,000	1,087,500
Electronic Arts, Inc.	4.800		03-01-26	2,000,000	2,164,638
Open Text Corp. (S)	5.625		01-15-23	2,000,000	2,025,000
PTC, Inc.	6.000		05-15-24	660,000	683,100
Technology hardware, storage and peripherals 0.5%
Western Digital Corp. (S)	7.375		04-01-23	1,900,000	2,023,500
Materials 8.5%					39,992,286
Building materials 0.6%
Standard Industries, Inc. (S)	5.375		11-15-24	2,845,000	2,894,788
Chemicals 2.6%
CVR Partners LP (S)	9.250		06-15-23	1,450,000	1,475,375
Platform Specialty Products Corp. (S)	6.500		02-01-22	5,125,000	4,510,000
The Chemours Company	6.625		05-15-23	6,002,000	5,101,700
Tronox Finance LLC (S)	7.500		03-15-22	1,525,000	1,098,000
Construction materials 0.9%
Algeco Scotsman Global Finance PLC (S)	8.500		10-15-18	5,000,000	4,050,000
Containers and packaging 1.6%
Ardagh Packaging Finance PLC (S)	4.625		05-15-23	2,500,000	2,468,750
Reynolds Group Issuer, Inc.	5.750		10-15-20	3,700,000	3,821,804
Reynolds Group Issuer, Inc. (S)	7.000		07-15-24	1,450,000	1,492,775
Metals and mining 2.0%
Essar Steel Algoma, Inc. (H)(S)	9.500		11-15-19	4,000,000	740,000
First Quantum Minerals, Ltd. (S)	7.250		05-15-22	2,750,000	2,124,375
Lundin Mining Corp. (S)	7.500		11-01-20	1,365,000	1,392,300
Signode Industrial Group Lux SA (S)	6.375		05-01-22	2,410,000	2,304,563
Teck Resources, Ltd. (S)	8.500		06-01-24	650,000	674,375
United States Steel Corp. (S)	8.375		07-01-21	1,995,000	2,102,231
Paper and forest products 0.8%
Norbord, Inc. (S)	6.250		04-15-23	3,650,000	3,741,250
Telecommunication services 11.4%					53,280,163
Diversified telecommunication services 8.7%
Altice Financing SA (S)	7.500		05-15-26	3,195,000	3,139,088
CenturyLink, Inc.	7.500		04-01-24	3,550,000	3,585,500
Columbus International, Inc. (S)	7.375		03-30-21	1,700,000	1,795,200
Frontier Communications Corp.	6.250		09-15-21	1,130,000	1,065,321
Frontier Communications Corp.	7.125		01-15-23	4,500,000	4,027,500
Frontier Communications Corp.	10.500		09-15-22	1,205,000	1,275,041
Frontier Communications Corp.	11.000		09-15-25	1,930,000	2,004,788
GCI, Inc.	6.875		04-15-25	3,600,000	3,642,768
Inmarsat Finance PLC (S)	4.875		05-15-22	2,225,000	2,030,313
Intelsat Jackson Holdings SA	7.500		04-01-21	6,000,000	4,140,000
Numericable-SFR SA (S)	7.375		05-01-26	2,000,000	1,977,500
T-Mobile USA, Inc.	6.000		03-01-23	6,000,000	6,210,000
T-Mobile USA, Inc.	6.000		04-15-24	2,100,000	2,184,000

SEE NOTES TO FUND'S INVESTMENTS5

Core High Yield Fund

	Rate (%	)		Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Wind Acquisition Finance SA (S)	7.375			04-23-21	3,000,000	$2,872,500
Windstream Services LLC	7.750			10-01-21	1,000,000	942,500
Wireless telecommunication services 2.7%
Digicel, Ltd. (S)	6.000			04-15-21	5,500,000	4,743,750
Sprint Communications, Inc.	6.000			11-15-22	2,000,000	1,573,800
Sprint Communications, Inc.	8.375			08-15-17	2,000,000	2,055,000
Sprint Corp.	7.125			06-15-24	5,075,000	4,015,594
Utilities 4.6%						21,749,710
Electric utilities 2.2%
Talen Energy Supply LLC	4.600			12-15-21	3,500,000	2,572,500
Talen Energy Supply LLC (S)	4.625			07-15-19	8,900,000	7,832,000
Independent power and renewable electricity producers 2.4%
Dynegy, Inc.	5.875			06-01-23	5,622,000	4,947,360
NRG Energy, Inc. (S)	7.250			05-15-26	930,000	925,350
NRG Yield Operating LLC	5.375			08-15-24	5,500,000	5,472,500
Term loans (M) 3.4%						$16,076,506
(Cost $18,086,136)
Consumer discretionary 0.2%						989,800
Specialty retail 0.2%
Payless, Inc.	5.000			03-11-21	1,960,000	989,800
Consumer staples 0.8%						3,902,365
Household products 0.8%
The Sun Products Corp.	5.500			03-23-20	3,897,494	3,902,365
Industrials 1.3%						6,286,914
Aerospace and defense 0.7%
WP CPP Holdings LLC (T)			TBD	12-28-19	3,200,000	3,080,000
Machinery 0.4%
Gardner Denver, Inc. (T)			TBD	07-30-20	2,194,359	2,009,210
Road and rail 0.2%
Livingston International, Inc.	9.000			04-18-20	1,330,783	1,197,704
Telecommunication services 1.1%						4,897,427
Diversified telecommunication services 1.1%
Birch Communications, Inc.	7.750			07-17-20	5,972,472	4,897,427
					Shares	Value
Common stocks 0.2%						$932,960
(Cost $598,460)
Energy 0.0%						40,960
Energy equipment and services 0.0%
TPT Acquisition, Inc. (I)					2,560	40,960
Financials 0.2%						892,000
Diversified financial services 0.2%
iPayment, Inc. (I)					223,000	892,000

6SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Par value^	Value
Short-term investments 1.2%		$5,725,000
(Cost $5,725,000)
Repurchase agreement 1.2%		5,725,000
Repurchase Agreement with State Street Corp. dated 6-30-16 at 0.030% to be repurchased at $5,725,005 on 7-1-16, collateralized by $5,605,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $5,843,213, including interest)	5,725,000	5,725,000
Total investments (Cost $476,501,946)† 95.2%		$447,156,151
Other assets and liabilities, net 4.8%		$22,356,343
Total net assets 100.0%		$469,512,494

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
CAD	Canadian Dollar
Key to Security Abbreviations and Legend
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $201,369,268 or 42.9% of the fund's net assets as of 6-30-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 6-30-16, the aggregate cost of investment securities for federal income tax purposes was $476,789,508. Net unrealized depreciation aggregated to $29,633,357, of which $8,038,614 related to appreciated investment securities and $37,671,971 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 6-30-16:

United States	84.8%
Luxembourg	4.9%
Canada	4.2%
United Kingdom	1.6%
Ireland	1.6%
Jamaica	1.0%
Other countries	1.9%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2016, by major security category or type:

	Total value at 6-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$424,421,685	—	$424,421,685	—
Term loans	16,076,506	—	16,076,506	—
Common stocks	932,960	—	892,000	$40,960
Short-term investments	5,725,000	—	5,725,000	—
Total investments in securities	$447,156,151	—	$447,115,191	$40,960
Other financial instruments
Forward foreign currency contracts	$30,736	—	$30,736	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities.

       8

Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended June 30, 2016, the fund used forward foreign currency contracts to manage currency exposure and as substitute for securities purchased. The following table summarizes the contracts held at June 30, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	3,583,862	CAD	4,605,263	Royal Bank of Canada	8/3/2016	$18,865	—	$18,865
USD	3,073,116	CAD	3,954,517	Toronto Dominion Bank	8/3/2016	11,871	—	11,871
						$30,736	—	$30,736

Currency abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	346Q1	06/16
This report is for the information of the shareholders of John Hancock Core High Yield Fund.		8/16

John Hancock

Small Company Fund

Quarterly portfolio holdings 6/30/16

Fund's investmentsSmall Company Fund

As of 6-30-16 (unaudited)
	Shares	Value
Common stocks 95.7%		$267,828,372
(Cost $241,668,223)
Consumer discretionary 13.0%		36,249,357
Auto components 1.1%
Visteon Corp.	45,650	3,004,227
Distributors 1.5%
Pool Corp.	45,442	4,272,911
Diversified consumer services 1.5%
Bright Horizons Family Solutions, Inc. (I)	62,420	4,139,070
Hotels, restaurants and leisure 2.6%
Marriott Vacations Worldwide Corp.	52,915	3,624,147
Texas Roadhouse, Inc.	77,020	3,512,112
Household durables 1.5%
Helen of Troy, Ltd. (I)	39,425	4,054,467
Leisure products 1.3%
Vista Outdoor, Inc. (I)	78,025	3,724,133
Media 1.3%
Nexstar Broadcasting Group, Inc., Class A	74,325	3,536,384
Specialty retail 0.9%
Select Comfort Corp. (I)	122,595	2,621,081
Textiles, apparel and luxury goods 1.3%
Steven Madden, Ltd. (I)	110,030	3,760,825
Consumer staples 2.6%		7,265,072
Food and staples retailing 1.2%
Performance Food Group Company (I)	128,230	3,450,669
Food products 1.4%
B&G Foods, Inc.	79,137	3,814,403
Energy 3.7%		10,333,728
Energy equipment and services 2.8%
Oil States International, Inc. (I)	69,005	2,268,884
Patterson-UTI Energy, Inc.	131,660	2,806,991
Superior Energy Services, Inc.	143,590	2,643,492
Oil, gas and consumable fuels 0.9%
Carrizo Oil & Gas, Inc. (I)	72,925	2,614,361
Financials 26.1%		72,998,584
Banks 8.5%
Banc of California, Inc.	150,810	2,729,661
BankUnited, Inc.	91,225	2,802,432
Great Western Bancorp, Inc.	125,885	3,970,413
IBERIABANK Corp.	48,200	2,878,986
Webster Financial Corp.	84,375	2,864,531
Western Alliance Bancorp (I)	127,225	4,153,896
Wintrust Financial Corp.	83,230	4,244,730
Insurance 5.0%
Argo Group International Holdings, Ltd.	64,275	3,335,873
CNO Financial Group, Inc.	193,920	3,385,843
ProAssurance Corp.	77,250	4,136,738
The Hanover Insurance Group, Inc.	38,065	3,221,060

2SEE NOTES TO FUND'S INVESTMENTS

Small Company Fund

	Shares	Value
Financials (continued)
Real estate investment trusts 10.6%
Agree Realty Corp.	62,920	$3,035,261
Brandywine Realty Trust	339,609	5,705,431
Colony Starwood Homes	136,460	4,151,113
CyrusOne, Inc.	68,542	3,815,048
National Health Investors, Inc.	49,160	3,691,424
Physicians Realty Trust	218,985	4,600,875
QTS Realty Trust, Inc., Class A	84,740	4,743,745
Thrifts and mortgage finance 2.0%
Capitol Federal Financial, Inc.	396,525	5,531,524
Health care 8.3%		23,305,010
Biotechnology 2.1%
Emergent BioSolutions, Inc. (I)	89,000	2,502,680
Ligand Pharmaceuticals, Inc. (I)	28,530	3,402,773
Health care equipment and supplies 2.8%
Cynosure, Inc., Class A (I)	59,910	2,914,322
Globus Medical, Inc., Class A (I)	134,275	3,199,773
Integra LifeSciences Holdings Corp. (I)	21,095	1,682,959
Health care providers and services 1.0%
The Ensign Group, Inc.	135,795	2,853,053
Pharmaceuticals 2.4%
Impax Laboratories, Inc. (I)	89,715	2,585,586
Prestige Brands Holdings, Inc. (I)	75,160	4,163,864
Industrials 15.0%		42,045,040
Aerospace and defense 2.7%
Curtiss-Wright Corp.	49,100	4,136,675
HEICO Corp.	53,045	3,543,936
Air freight and logistics 1.4%
Forward Air Corp.	90,260	4,019,278
Building products 1.1%
Masonite International Corp. (I)	45,665	3,020,283
Construction and engineering 1.7%
EMCOR Group, Inc.	97,645	4,809,993
Machinery 6.8%
Barnes Group, Inc.	116,030	3,842,914
CIRCOR International, Inc.	39,625	2,258,229
ITT, Inc.	101,510	3,246,290
John Bean Technologies Corp.	63,615	3,894,510
Manitowoc Foodservice, Inc. (I)	167,995	2,960,072
Proto Labs, Inc. (I)	47,560	2,737,554
Trading companies and distributors 1.3%
Beacon Roofing Supply, Inc. (I)	78,630	3,575,306
Information technology 15.3%		42,914,995
Electronic equipment, instruments and components 1.7%
Anixter International, Inc.	20,025	1,066,932
Littelfuse, Inc.	30,550	3,610,705
Internet software and services 1.1%
LogMeIn, Inc. (I)	48,159	3,054,725

SEE NOTES TO FUND'S INVESTMENTS3

Small Company Fund

			Shares	Value
Information technology (continued)
IT services 2.8%
	CACI International, Inc., Class A (I)		37,915	$3,427,895
	ExlService Holdings, Inc. (I)		84,955	4,452,492
Semiconductors and semiconductor equipment 4.4%
	Inphi Corp. (I)		99,825	3,197,395
	MaxLinear, Inc., Class A (I)		149,935	2,695,831
	MKS Instruments, Inc.		82,335	3,545,345
	Monolithic Power Systems, Inc.		42,090	2,875,589
Software 4.0%
	Blackbaud, Inc.		58,615	3,979,959
	CommVault Systems, Inc. (I)		87,115	3,762,497
	Take-Two Interactive Software, Inc. (I)		92,835	3,520,303
Technology hardware, storage and peripherals 1.3%
	Electronics For Imaging, Inc. (I)		86,555	3,725,327
Materials 5.1%				14,296,859
Chemicals 2.5%
	Cabot Corp.		61,665	2,815,624
	Sensient Technologies Corp.		58,505	4,156,195
Construction materials 1.1%
	Headwaters, Inc. (I)		167,875	3,011,678
Metals and mining 1.5%
	Century Aluminum Company (I)		169,650	1,073,885
	Commercial Metals Company		191,685	3,239,477
Utilities 6.6%				18,419,727
Electric utilities 4.5%
	IDACORP, Inc.		34,325	2,792,339
	PNM Resources, Inc.		173,240	6,139,626
	Portland General Electric Company		84,371	3,722,449
Gas utilities 2.1%
	Spire, Inc.		81,385	5,765,313
	Yield (%)		Shares	Value
Short-term investments 4.7%				$13,066,203
(Cost $13,066,203)
Money market funds 4.7%				13,066,203
State Street Institutional Liquid Reserves Fund, Premier Class	0.4706(Y	)	13,066,203	13,066,203
Total investments (Cost $254,734,426)† 100.4%				$280,894,575
Other assets and liabilities, net (0.4%)				($1,079,577)
Total net assets 100.0%				$279,814,998

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-16.
†	At 6-30-16, the aggregate cost of investment securities for federal income tax purposes was $255,704,368. Net unrealized appreciation aggregated to $25,190,207, of which $31,347,514 related to appreciated investment securities and $6,157,307 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	348Q1	06/16
This report is for the information of the shareholders of John Hancock Small Company Fund.		8/16

John Hancock

Disciplined Value Mid Cap Fund

Quarterly portfolio holdings 6/30/16

Fund's investmentsDisciplined Value Mid Cap Fund

As of 6-30-16 (unaudited)
	Shares	Value
Common stocks 98.3%		$11,485,737,376
(Cost $9,372,462,451)
Consumer discretionary 6.9%		806,931,387
Auto components 1.0%
Lear Corp.	399,586	40,661,871
Tenneco, Inc. (I)	1,705,220	79,480,304
Automobiles 0.4%
Harley-Davidson, Inc. (L)	1,054,803	47,782,576
Household durables 1.7%
Newell Brands, Inc.	2,945,871	143,080,954
PulteGroup, Inc.	2,549,547	49,690,671
Internet and catalog retail 0.5%
Expedia, Inc.	526,302	55,945,903
Leisure products 1.0%
Brunswick Corp.	2,600,800	117,868,256
Media 1.9%
CBS Corp., Class B	914,236	49,771,008
Omnicom Group, Inc.	1,516,125	123,549,026
TEGNA, Inc.	2,057,095	47,662,891
Specialty retail 0.4%
Best Buy Company, Inc.	1,680,978	51,437,927
Consumer staples 1.0%		118,419,605
Beverages 1.0%
Coca-Cola European Partners PLC	1,487,112	53,075,027
Constellation Brands, Inc., Class A	395,070	65,344,578
Energy 7.6%		890,852,436
Oil, gas and consumable fuels 7.6%
Anadarko Petroleum Corp.	527,951	28,113,391
Cimarex Energy Company	617,983	73,737,732
Diamondback Energy, Inc. (I)	1,423,533	129,840,445
Energen Corp.	2,706,191	130,465,468
EQT Corp.	1,157,003	89,586,742
Marathon Oil Corp.	2,583,227	38,774,237
Marathon Petroleum Corp.	2,504,669	95,077,235
Newfield Exploration Co. (I)	1,836,360	81,130,385
Parsley Energy, Inc., Class A (I)	4,476,550	121,135,443
RSP Permian, Inc. (I)	2,088,115	72,854,332
Western Refining, Inc. (L)	1,460,835	30,137,026
Financials 34.4%		4,017,682,043
Banks 5.4%
BB&T Corp.	2,041,185	72,686,598
East West Bancorp, Inc.	2,407,718	82,295,801
Fifth Third Bancorp	10,409,209	183,097,986
Huntington Bancshares, Inc.	16,618,737	148,571,509
SunTrust Banks, Inc.	3,658,505	150,291,385
Capital markets 4.1%
Raymond James Financial, Inc.	2,485,593	122,539,735
SEI Investments Company	2,406,012	115,753,237
State Street Corp.	948,022	51,117,346

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Mid Cap Fund

	Shares	Value
Financials (continued)
Capital markets (continued)
TD Ameritrade Holding Corp.	5,039,031	$143,486,408
The Charles Schwab Corp.	1,745,254	44,172,379
Consumer finance 2.3%
Ally Financial, Inc. (I)	1,772,881	30,263,079
Discover Financial Services	3,016,256	161,641,159
Navient Corp.	3,417,270	40,836,377
SLM Corp. (I)	6,037,651	37,312,683
Diversified financial services 0.3%
Moody's Corp.	384,929	36,071,697
Insurance 10.7%
Alleghany Corp. (I)	284,116	156,144,471
Aon PLC	1,651,512	180,394,656
CNO Financial Group, Inc.	3,196,139	55,804,587
Loews Corp.	2,069,267	85,026,181
Marsh & McLennan Companies, Inc.	1,906,059	130,488,799
Reinsurance Group of America, Inc.	1,153,879	111,914,724
The Allstate Corp.	1,813,764	126,872,792
Torchmark Corp.	1,263,829	78,129,909
Unum Group	4,786,023	152,147,671
W.R. Berkley Corp.	1,505,893	90,233,109
Willis Towers Watson PLC	403,383	50,144,541
XL Group PLC	906,557	30,197,414
Real estate investment trusts 11.6%
American Assets Trust, Inc.	1,333,117	56,577,485
American Homes 4 Rent, Class A	3,490,218	71,479,665
Boston Properties, Inc.	1,251,258	165,040,930
Douglas Emmett, Inc.	2,245,474	79,759,236
Equity Residential	2,362,492	162,728,449
Essex Property Trust, Inc.	344,546	78,587,497
General Growth Properties, Inc.	2,130,049	63,518,061
Kilroy Realty Corp.	681,599	45,183,198
Kimco Realty Corp.	4,775,585	149,857,857
Regency Centers Corp.	2,531,489	211,961,574
SL Green Realty Corp.	1,625,843	173,103,504
The Macerich Company	1,080,318	92,248,354
Health care 7.7%		899,936,030
Health care equipment and supplies 4.3%
Becton, Dickinson and Company	618,477	104,887,514
Boston Scientific Corp. (I)	5,699,374	133,194,370
St. Jude Medical, Inc.	1,475,312	115,074,336
Zimmer Biomet Holdings, Inc.	1,184,933	142,642,235
Health care providers and services 2.4%
Cardinal Health, Inc.	1,531,600	119,480,116
DaVita HealthCare Partners, Inc. (I)	908,526	70,247,230
Laboratory Corp. of America Holdings (I)	723,896	94,301,932
Life sciences tools and services 0.7%
Bruker Corp.	850,664	19,344,099
ICON PLC (I)	929,767	65,092,988

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value Mid Cap Fund

	Shares	Value
Health care (continued)
Pharmaceuticals 0.3%
Perrigo Company PLC	393,418	$35,671,210
Industrials 11.1%		1,298,141,027
Aerospace and defense 1.9%
Curtiss-Wright Corp.	528,234	44,503,715
Huntington Ingalls Industries, Inc.	679,469	114,171,176
Textron, Inc.	1,849,831	67,629,821
Building products 1.6%
Masco Corp.	6,197,689	191,756,498
Construction and engineering 0.4%
Fluor Corp.	810,343	39,933,703
Electrical equipment 0.5%
Hubbell, Inc.	542,471	57,214,416
Machinery 3.1%
Ingersoll-Rand PLC	1,897,099	120,807,264
Stanley Black & Decker, Inc.	1,339,047	148,928,807
The Timken Company	1,429,817	43,838,189
WABCO Holdings, Inc. (I)	524,704	48,047,145
Professional services 2.9%
Equifax, Inc.	925,808	118,873,747
ManpowerGroup, Inc.	1,369,158	88,091,626
Robert Half International, Inc.	3,392,532	129,459,021
Trading companies and distributors 0.7%
WESCO International, Inc. (I)(L)	1,648,590	84,885,899
Information technology 15.0%		1,754,437,224
Communications equipment 1.3%
Harris Corp.	1,904,509	158,912,231
Electronic equipment, instruments and components 3.4%
Arrow Electronics, Inc. (I)	2,241,162	138,727,928
Avnet, Inc.	1,488,727	60,308,331
Flextronics International, Ltd. (I)	7,005,334	82,662,941
Jabil Circuit, Inc.	2,223,440	41,066,937
TE Connectivity, Ltd.	1,226,794	70,062,205
Internet software and services 2.1%
eBay, Inc. (I)	3,260,690	76,332,753
InterActiveCorp	1,360,640	76,604,032
NetEase, Inc., ADR	500,710	96,747,186
IT services 4.5%
Alliance Data Systems Corp. (I)	311,369	61,003,414
Amdocs, Ltd.	3,306,432	190,847,255
Fidelity National Information Services, Inc.	2,350,223	173,164,431
Total System Services, Inc.	1,871,990	99,421,389
Semiconductors and semiconductor equipment 1.8%
Broadcom, Ltd.	631,381	98,116,607
Microsemi Corp. (I)	2,730,172	89,222,021
ON Semiconductor Corp. (I)	2,749,508	24,250,661
Software 1.5%
Activision Blizzard, Inc.	4,402,906	174,487,165

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Mid Cap Fund

			Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.4%
	Western Digital Corp.		899,275	$42,499,737
Materials 7.2%				836,353,391
Chemicals 2.2%
	CF Industries Holdings, Inc.		1,077,432	25,966,111
	Methanex Corp. (L)		1,064,301	30,971,159
	PPG Industries, Inc.		549,028	57,181,266
	The Mosaic Company		1,852,107	48,488,161
	The Valspar Corp.		830,049	89,670,193
Containers and packaging 4.4%
	Avery Dennison Corp.		793,311	59,299,997
	Berry Plastics Group, Inc. (I)		1,713,816	66,581,752
	Crown Holdings, Inc. (I)		699,222	35,429,579
	Graphic Packaging Holding Company		13,460,026	168,788,726
	Packaging Corp. of America		1,273,862	85,259,584
	Sealed Air Corp.		1,089,073	50,064,686
	WestRock Company		1,348,228	52,405,622
Metals and mining 0.6%
	Steel Dynamics, Inc.		2,703,941	66,246,555
Utilities 7.4%				862,984,233
Electric utilities 6.8%
	Alliant Energy Corp.		1,825,566	72,474,970
	American Electric Power Company, Inc.		2,397,441	168,036,640
	Edison International		2,359,568	183,267,647
	FirstEnergy Corp.		1,331,470	46,481,618
	Great Plains Energy, Inc.		2,859,159	86,918,434
	PG&E Corp.		2,440,354	155,987,428
	Portland General Electric Company		1,924,950	84,928,794
Multi-utilities 0.6%
	Ameren Corp.		1,211,062	64,888,702
	Yield (%)		Shares	Value
Securities lending collateral 0.5%				$65,768,988
(Cost $65,760,647)
John Hancock Collateral Trust (W)	0.5557(Y	)	6,572,298	65,768,988
Short-term investments 1.8%				$206,176,639
(Cost $206,176,639)
Money market funds 1.8%				206,176,639
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2499(Y	)	206,176,639	206,176,639
Total investments (Cost $9,644,399,737)† 100.6%				$11,757,683,003
Other assets and liabilities, net (0.6%)				($70,400,152)
Total net assets 100.0%				$11,687,282,851

SEE NOTES TO FUND'S INVESTMENTS5

Disciplined Value Mid Cap Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-16. The value of securities on loan amounted to $65,357,295.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-16.
†	At 6-30-16, the aggregate cost of investment securities for federal income tax purposes was $9,711,544,895. Net unrealized appreciation aggregated to $2,046,138,108, of which $2,261,146,497 related to appreciated investment securities and $215,008,389 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	363Q1	06/16
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.		8/16

John Hancock

International Value Equity Fund

Quarterly portfolio holdings 6/30/16

Fund's investmentsInternational Value Equity Fund

As of 6-30-16 (unaudited)
	Shares	Value
Common stocks 94.4%		$495,874,622
(Cost $546,060,191)
Australia 4.6%		24,427,765
AGL Energy, Ltd.	402,655	5,847,812
Australia & New Zealand Banking Group, Ltd.	245,595	4,474,760
BHP Billiton, Ltd.	287,089	4,000,946
National Australia Bank, Ltd.	230,488	4,425,243
QBE Insurance Group, Ltd.	464,013	3,665,524
Santos, Ltd.	568,813	2,013,480
Canada 5.7%		30,107,828
Bank of Montreal	73,813	4,682,051
Barrick Gold Corp.	238,209	5,085,185
Husky Energy, Inc.	328,359	4,008,066
IGM Financial, Inc. (L)	130,116	3,542,072
Magna International, Inc.	113,129	3,971,052
Suncor Energy, Inc.	145,730	4,042,698
The Toronto-Dominion Bank	111,234	4,776,704
Chile 0.4%		2,232,185
Antofagasta PLC	356,976	2,232,185
China 1.1%		5,792,628
China Petroleum & Chemical Corp., H Shares	2,934,279	2,120,366
CNOOC, Ltd.	2,942,000	3,672,262
Denmark 0.9%		4,681,098
Carlsberg A/S, B Shares	49,064	4,681,098
France 9.6%		50,624,336
Atos SE	46,563	3,839,087
AXA SA	193,684	3,829,656
BNP Paribas SA	82,074	3,599,414
Christian Dior SE	27,505	4,406,094
Cie de Saint-Gobain	102,374	3,880,564
Engie SA	206,022	3,308,035
Kering	26,673	4,293,893
Orange SA (L)	312,283	5,077,902
Publicis Groupe SA	69,489	4,649,004
Sanofi	59,317	4,928,239
Schneider Electric SE	74,304	4,334,966
TOTAL SA	93,366	4,477,482
Germany 8.7%		45,553,466
Allianz SE	30,265	4,317,547
BASF SE	59,587	4,569,076
Bayer AG	44,515	4,470,879
Bayerische Motoren Werke AG	59,240	4,311,216
E.ON SE	326,199	3,292,934
Gerresheimer AG	57,038	4,393,739
Merck KGaA	54,017	5,490,475
Muenchener Rueckversicherungs-Gesellschaft AG	25,427	4,264,000
SAP SE	74,012	5,558,707
Siemens AG	47,601	4,884,893

2SEE NOTES TO FUND'S INVESTMENTS

International Value Equity Fund

	Shares	Value
Hong Kong 3.5%		$18,523,623
China Mobile, Ltd.	373,582	4,316,447
Guangdong Investment, Ltd.	3,168,098	4,836,361
Hang Lung Group, Ltd.	1,452,538	4,376,230
Yue Yuen Industrial Holdings, Ltd.	1,260,202	4,994,585
Ireland 1.8%		9,344,376
C&C Group PLC	787,488	3,088,603
Shire PLC	84,371	5,214,366
Smurfit Kappa Group PLC	47,297	1,041,407
Israel 0.9%		4,617,830
Teva Pharmaceutical Industries, Ltd.	91,243	4,617,830
Japan 19.7%		103,645,668
Bandai Namco Holdings, Inc.	195,394	5,042,438
Bridgestone Corp.	131,686	4,231,986
East Japan Railway Company	51,163	4,741,446
Ebara Corp.	989,706	5,452,061
Fujitsu, Ltd.	929,798	3,419,163
Honda Motor Company, Ltd.	172,927	4,337,919
Inpex Corp.	428,819	3,353,622
Komatsu, Ltd.	242,508	4,212,771
Kyocera Corp.	101,425	4,826,087
Mitsubishi Chemical Holdings Corp.	890,747	4,083,176
Mitsubishi Corp.	221,509	3,900,183
Mitsubishi UFJ Financial Group, Inc.	845,810	3,791,642
Mitsui Fudosan Company, Ltd.	178,185	4,089,486
Mizuho Financial Group, Inc.	2,458,484	3,537,903
MS&AD Insurance Group Holdings, Inc.	168,659	4,369,976
Nippon Telegraph & Telephone Corp.	134,200	6,293,298
Nippon Television Holdings, Inc.	253,468	4,184,876
Nissan Motor Company, Ltd.	477,225	4,258,908
Rohm Company, Ltd.	88,324	3,486,157
Seven & I Holdings Company, Ltd.	109,548	4,593,141
Sumitomo Chemical Company, Ltd.	967,000	3,989,901
Taiheiyo Cement Corp.	1,503,467	3,561,063
Toyo Suisan Kaisha, Ltd.	137,987	5,597,175
Toyota Motor Corp.	87,047	4,291,290
Netherlands 5.3%		27,679,389
Aegon NV	777,780	3,081,831
Akzo Nobel NV	60,021	3,728,569
Heineken Holding NV	63,329	5,131,043
ING Groep NV	372,392	3,852,752
Royal Dutch Shell PLC, A Shares	220,205	6,040,342
Wolters Kluwer NV	144,348	5,844,852
Norway 0.9%		4,468,062
DNB ASA	373,278	4,468,062
Singapore 2.6%		13,668,927
DBS Group Holdings, Ltd.	382,193	4,506,408
Sembcorp Industries, Ltd.	1,933,116	4,093,706
Singapore Telecommunications, Ltd.	1,645,118	5,068,813

SEE NOTES TO FUND'S INVESTMENTS3

International Value Equity Fund

			Shares	Value
South Africa 0.7%				$3,577,980
	Tiger Brands, Ltd.		145,232	3,577,980
Spain 2.7%				14,426,181
	Banco Santander SA		873,711	3,390,606
	CaixaBank SA		1,401,850	3,089,653
	Ebro Foods SA		170,935	3,934,616
	Telefonica SA		422,516	4,011,306
Sweden 3.2%				16,627,184
	Getinge AB, B Shares		184,346	3,806,008
	Modern Times Group MTG AB, B Shares (L)		161,462	4,291,889
	SKF AB, B Shares		245,904	3,940,113
	Telefonaktiebolaget LM Ericsson, B Shares		597,350	4,589,174
Switzerland 6.3%				33,055,869
	Aryzta AG (I)		98,748	3,649,319
	Credit Suisse Group AG (I)		217,854	2,320,672
	Julius Baer Group, Ltd. (I)		105,454	4,244,346
	Nestle SA		80,210	6,214,537
	Novartis AG		87,800	7,246,885
	Roche Holding AG		20,040	5,288,152
	Zurich Insurance Group AG (I)		16,541	4,091,958
United Kingdom 15.8%				82,820,227
	AstraZeneca PLC		83,496	4,991,710
	Barclays PLC		1,763,687	3,280,274
	BP PLC		763,458	4,468,937
	Carillion PLC (L)		816,540	2,549,947
	CYBG PLC (I)		47,881	150,023
	Debenhams PLC		3,729,426	2,756,042
	Diageo PLC		182,118	5,087,612
	easyJet PLC		186,754	2,713,851
	GlaxoSmithKline PLC		250,678	5,383,339
	HSBC Holdings PLC		770,753	4,775,265
	Imperial Brands PLC		91,516	4,963,192
	Informa PLC		550,462	5,367,771
	Kingfisher PLC		863,133	3,707,248
	Meggitt PLC		820,051	4,457,360
	Premier Oil PLC (I)		272,518	277,814
	RSA Insurance Group PLC		723,579	4,849,718
	Sky PLC		305,148	3,467,550
	Smith & Nephew PLC		316,924	5,381,769
	Standard Chartered PLC		492,763	3,738,600
	Unilever PLC		128,345	6,149,701
	Vodafone Group PLC		1,411,178	4,302,504
Preferred securities 0.2%				$1,047,960
(Cost $1,005,271)
Germany 0.2%				1,047,960
	Henkel AG & Company KGaA		8,575	1,047,960
	Yield (%)		Shares	Value
Securities lending collateral 2.1%				$10,815,786
(Cost $10,816,021)
John Hancock Collateral Trust (W)	0.5557(Y	)	1,080,811	10,815,786

4SEE NOTES TO FUND'S INVESTMENTS

International Value Equity Fund

	Yield	* (%)	Maturity date		Par value^	Value
Short-term investments 4.8%						$25,431,241
(Cost $25,431,241)
U.S. Government Agency 2.0%						10,656,000
Federal Home Loan Bank Discount Note	0.079		07-01-16		10,656,000	10,656,000
			Yield (%)		Shares	Value
Money market funds 0.9%						$4,919,241
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class			0.2243(Y	)	4,919,241	4,919,241
					Par value^	Value
Repurchase agreement 1.9%						$9,856,000
Barclays Capital Tri-Party Repurchase Agreement dated 6-30-16 at 0.400% to be repurchased at $9,856,110 on 7-1-16, collateralized by $9,858,300 U.S. Treasury Notes, 1.375% due 10-31-20 (valued at $10,053,289, including interest)					9,856,000	9,856,000
Total investments (Cost $583,312,724)† 101.5%						$533,169,609
Other assets and liabilities, net (1.5%)						($7,921,026)
Total net assets 100.0%						$525,248,583

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-16. The value of securities on loan amounted to $10,283,236.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 6-30-16, the aggregate cost of investment securities for federal income tax purposes was $583,873,018. Net unrealized depreciation aggregated to $50,703,409, of which $35,860,957 related to appreciated investment securities and $86,564,366 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 6-30-16:

Financials	21.2
Consumer discretionary	14.9
Health care	11.7
Consumer staples	11.0
Industrials	9.4
Energy	6.6
Materials	6.1
Telecommunication services	5.5
Information technology	4.9
Utilities	3.3
Short-term investments and other	5.4
Total	100.0

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2016, by major security category or type:

	Total value at 6-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$24,427,765	—	$24,427,765	—
Canada	30,107,828	$30,107,828	—	—
Chile	2,232,185	—	2,232,185	—
China	5,792,628	—	5,792,628	—
Denmark	4,681,098	—	4,681,098	—
France	50,624,336	—	50,624,336	—
Germany	45,553,466	—	45,553,466	—
Hong Kong	18,523,623	—	18,523,623	—
Ireland	9,344,376	—	9,344,376	—
Israel	4,617,830	—	4,617,830	—
Japan	103,645,668	—	103,645,668	—
Netherlands	27,679,389	—	27,679,389	—
Norway	4,468,062	—	4,468,062	—
Singapore	13,668,927	—	13,668,927	—
South Africa	3,577,980	—	3,577,980	—
Spain	14,426,181	—	14,426,181	—
Sweden	16,627,184	—	16,627,184	—
Switzerland	33,055,869	—	33,055,869	—
United Kingdom	82,820,227	—	82,820,227	—

       6

	Total value at 6-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	1,047,960	—	1,047,960	—
Securities lending collateral	10,815,786	10,815,786	—	—
Short-term investments	25,431,241	4,919,241	20,512,000	—
Total investments in securities	$533,169,609	$45,842,855	$487,326,754	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	366Q1	06/16
This report is for the information of the shareholders of John Hancock International Value Equity Fund.		8/16

John Hancock

Strategic Growth Fund

Quarterly portfolio holdings 6/30/16

Fund's investmentsStrategic Growth Fund

As of 6-30-16 (unaudited)
	Shares	Value
Common stocks 97.0%		$1,942,296,132
(Cost $1,589,378,636)
Consumer discretionary 23.9%		478,556,602
Auto components 0.5%
Tenneco, Inc. (I)	207,470	9,670,177
Hotels, restaurants and leisure 3.2%
McDonald's Corp.	277,923	33,445,254
Starbucks Corp.	528,464	30,185,864
Household durables 0.5%
Harman International Industries, Inc.	146,777	10,541,524
Internet and catalog retail 5.5%
Amazon.com, Inc. (I)	119,810	85,738,432
The Priceline Group, Inc. (I)	20,250	25,280,303
Media 5.3%
Comcast Corp., Class A	837,361	54,587,564
The Walt Disney Company	535,069	52,340,450
Specialty retail 7.1%
Lowe's Companies, Inc.	405,867	32,132,490
O'Reilly Automotive, Inc. (I)	129,986	35,239,205
The Home Depot, Inc.	356,260	45,490,839
Tractor Supply Company	309,734	28,241,546
Textiles, apparel and luxury goods 1.8%
NIKE, Inc., Class B	646,068	35,662,954
Consumer staples 13.5%		270,738,733
Beverages 3.9%
Constellation Brands, Inc., Class A	190,148	31,450,479
Monster Beverage Corp. (I)	156,998	25,231,149
The Coca-Cola Company	466,065	21,126,726
Food and staples retailing 4.3%
Costco Wholesale Corp.	244,470	38,391,569
CVS Health Corp.	503,134	48,170,049
Food products 0.7%
The WhiteWave Foods Company (I)	302,118	14,181,419
Tobacco 4.6%
Altria Group, Inc.	558,111	38,487,335
Philip Morris International, Inc.	247,223	25,147,524
Reynolds American, Inc.	529,436	28,552,483
Energy 0.6%		12,943,538
Oil, gas and consumable fuels 0.6%
Hess Corp.	101,950	6,127,195
Occidental Petroleum Corp.	90,211	6,816,343
Financials 6.5%		129,516,786
Banks 2.6%
First Republic Bank	303,828	21,264,922
Signature Bank (I)	249,981	31,227,627
Capital markets 1.0%
The Blackstone Group LP	816,133	20,027,904

2SEE NOTES TO FUND'S INVESTMENTS

Strategic Growth Fund

	Shares	Value
Financials (continued)
Real estate investment trusts 2.9%
CyrusOne, Inc.	300,432	$16,722,045
Equinix, Inc.	60,688	23,530,558
QTS Realty Trust, Inc., Class A	299,102	16,743,730
Health care 13.4%		268,093,191
Biotechnology 7.1%
Amgen, Inc.	288,074	43,830,459
Biogen, Inc. (I)	92,989	22,486,600
Celgene Corp. (I)	416,469	41,076,337
Gilead Sciences, Inc.	236,699	19,745,431
Vertex Pharmaceuticals, Inc. (I)	174,752	15,032,167
Health care equipment and supplies 1.1%
Medtronic PLC	255,893	22,203,836
Health care providers and services 1.9%
UnitedHealth Group, Inc.	271,862	38,386,914
Pharmaceuticals 3.3%
Allergan PLC (I)	121,099	27,984,768
Johnson & Johnson	91,685	11,121,391
Pfizer, Inc.	744,825	26,225,288
Industrials 9.4%		187,449,194
Aerospace and defense 2.3%
Honeywell International, Inc.	149,784	17,422,875
Northrop Grumman Corp.	131,263	29,177,140
Air freight and logistics 1.2%
FedEx Corp.	156,398	23,738,088
Airlines 1.3%
Southwest Airlines Company	669,975	26,269,720
Commercial services and supplies 1.3%
Stericycle, Inc. (I)	242,984	25,299,494
Electrical equipment 0.9%
Emerson Electric Company	340,295	17,749,787
Industrial conglomerates 1.1%
3M Company	121,181	21,221,217
Professional services 1.3%
Equifax, Inc.	52,948	6,798,523
Nielsen Holdings PLC	380,457	19,772,350
Information technology 28.6%		572,420,972
Communications equipment 0.6%
Palo Alto Networks, Inc. (I)	95,714	11,738,365
Internet software and services 9.8%
Alphabet, Inc., Class A (I)	61,664	43,382,474
Alphabet, Inc., Class C (I)	103,053	71,322,981
Facebook, Inc., Class A (I)	716,255	81,853,621
IT services 2.3%
MasterCard, Inc., Class A	193,086	17,003,153
Source HOV (I)(R)	510	175,756
Visa, Inc., Class A	378,531	28,075,644

SEE NOTES TO FUND'S INVESTMENTS3

Strategic Growth Fund

				Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 2.0%
NXP Semiconductors NV (I)				236,811	$18,551,772
QUALCOMM, Inc.				405,750	21,736,028
Software 7.9%
Electronic Arts, Inc. (I)				343,302	26,008,560
Microsoft Corp.				1,431,506	73,250,162
salesforce.com, Inc. (I)				433,294	34,407,877
ServiceNow, Inc. (I)				360,838	23,959,643
Technology hardware, storage and peripherals 6.0%
Apple, Inc.				1,265,219	120,954,936
Materials 1.1%					22,577,116
Chemicals 1.1%
PPG Industries, Inc.				216,775	22,577,116
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 3.7%					$74,128,000
(Cost $74,128,000)
U.S. Government Agency 3.7%					74,128,000
Federal Home Loan Bank Discount Note	0.100		07-01-16	74,128,000	74,128,000
Total investments (Cost $1,663,506,636)† 100.7%					$2,016,424,132
Other assets and liabilities, net (0.7%)					($14,592,635)
Total net assets 100.0%					$2,001,831,497

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 6-30-16, the aggregate cost of investment securities for federal income tax purposes was $1,665,237,380. Net unrealized appreciation aggregated to $351,186,752, of which $370,766,762 related to appreciated investment securities and $19,580,010 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2016, by major security category or type:

	Total value at 6-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$478,556,602	$478,556,602	—	—
Consumer staples	270,738,733	270,738,733	—	—
Energy	12,943,538	12,943,538	—	—
Financials	129,516,786	129,516,786	—	—
Health care	268,093,191	268,093,191	—	—
Industrials	187,449,194	187,449,194	—	—
Information technology	572,420,972	572,245,216	—	$175,756
Materials	22,577,116	22,577,116	—	—
Short-term investments	74,128,000	—	$74,128,000	—
Total investments in securities	$2,016,424,132	$1,942,120,376	$74,128,000	$175,756

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement security held at June 30, 2016.

Issuer, description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 6-30-16
Source HOV	10-31-14	$4,726,919	510	510	0.01%	$175,756

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	393Q1	06/16
This report is for the information of the shareholders of John Hancock Strategic Growth Fund.		8/16

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:

/s/ Andrew Arnott

____________________________

Andrew Arnott

President

Date: August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

____________________________

Andrew Arnott

President

Date: August 18, 2016

By:

/s/ Charles A. Rizzo

____________________________

Charles A. Rizzo

Chief Financial Officer

Date: August 18, 2016